Note 49 (Tables)	12 Months Ended
Dec. 31, 2022
Impairment or reversal of impairment on non financial assets [Abstract]
Impairment Or Reversal Of Impairment On Non Financial Assets [Table Text Block]
The impairment losses on non-financial assets broken down by the nature of those assets in the consolidated income statements are as follows:

Impairment or reversal of impairment on non-financial assets (Millions of Euros)
	Notes	2022	2021	2020
Tangible assets (1)	17	(53)	161	125
Intangible assets		25	19	19
Others		55	41	9
Total		27	221	153
(1) In 2021, it includes the impairment due to the closing of rented offices after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 17 and 24).